CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Reclamation management revenue	$ 2,866	$ 2,364
Cost of Sales
Reclamation management costs	3,300	2,564
Total Gross Loss	(434)	(200)
General and administrative expenses	9,615	9,666
Mine site maintenance	9,511	2,062
Write-down of inventory	2,773
Operating expense	21,899	11,728
Operating Loss	(22,333)	(11,928)
Other Income (Expenses)
Other expenses	(26)	(451)
Gain (loss) on embedded derivative asset	(21,728)	5,489
Loss Before Taxes	(44,087)	(6,890)
Income Tax Provision (Recovery)
Deferred	(5,517)	809
Net Loss from Continued Operations	(38,570)	(7,699)
Discontinued Operations
Income (loss) net of tax from discontinued operations	7,336	(1,216)
Net Loss	(31,234)	(8,915)
Other Comprehensive Income
Gain on FVTOCI investments, net of tax	2,020	547
Items that may be reclassified subsequently to net loss
Cumulative translation adjustments, net of tax		(113)
Other Comprehensive Income	2,020	434
Total Comprehensive Loss	$ (29,214)	$ (8,481)
Basic and diluted loss per common share	$ (0.24)	$ (0.08)
Weighted average number of common shares outstanding	129,551,797	114,158,813